MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale financial assets [abstract]
Marketable securities, beginning	$ 0	$ 0	$ 205,600
Additions	0	0	60,940
Disposals	0	0	(162,490)
Realized loss on disposal	0	0	(91,890)
Unrealized gain/(loss) on mark-to-market	0	0	(12,160)
Marketable securities, ending	$ 0	$ 0	$ 0